Federal Income Taxes (Significant Components Of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Future contract benefits and other contract holder funds	$ 231	$ 1,006
Reinsurance related embedded derivative asset		121
Compensation and benefit plans	152	180
Intangibles	21	24
Net unrealized loss on fixed maturity AFS securities	2,161
Net unrealized loss on trading securities	70
Investment activity	296
Net operating losses	278	292
Other	30	34
Total deferred tax assets	3,239	1,657
Deferred Tax Liabilities
DAC	1,558	1,546
VOBA	211	229
Net unrealized gain on fixed maturity AFS securities		2,706
Net unrealized gain on trading securities		64
Investment activity		418
Reinsurance related embedded derivative asset	143
Other	365	287
Total deferred tax liabilities	2,505	5,598
Net deferred tax asset	$ 734
Net deferred tax (liability)		$ (3,941)